Other Intangible Assets, Net (Details) - Schedule of other intangible assets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Net Book Value	$ 106,253,000
Developed technology [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	402,976,000	$ 403,180,000
Accumulated Amortization	(318,312,000)	(300,780,000)
Net Book Value	84,664,000	102,400,000
Patents [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	21,902,000	19,396,000
Accumulated Amortization	(11,726,000)	(10,246,000)
Net Book Value	10,176,000	9,150,000
Trademarks and trade names [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	22,149,000	22,286,000
Accumulated Amortization	(17,957,000)	(15,936,000)
Net Book Value	4,192,000	6,350,000
Customer relationships [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	102,560,000	102,520,000
Accumulated Amortization	(95,339,000)	(92,639,000)
Net Book Value	7,221,000	9,881,000
Capitalized software development costs [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	3,117,000	4,367,000
Accumulated Amortization	(3,117,000)	(4,367,000)
Net Book Value	0	0
Other Intangible Assets [Member]
Other Intangible Assets, Net (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	552,704,000	551,749,000
Accumulated Amortization	(446,451,000)	(423,968,000)
Net Book Value	$ 106,253,000	$ 127,781,000